Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets) For capital adequacy purposes ratio	5.00%
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes ratio	4.50%
Tier 1 capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions ratio	10.00%
Tier 1 capital (to average assets) To be well capitalized under the FDICIA prompt corrective action provisions ratio	8.00%
Howard Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets) Actual amount	$ 63,235	$ 61,393	$ 49,902
Total capital (to risk-weighted assets) Actual ratio	10.42%	10.69%	11.85%
Total capital (to risk-weighted assets) For capital adequacy purposes amount	48,529	45,932	33,684
Total capital (to risk-weighted assets) For capital adequacy purposes ratio	8.00%	8.00%	8.00%
Total capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions amount	60,661	57,415	42,105
Total capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions ratio	10.00%	10.00%	10.00%
Tier 1 capital (to risk-weighted assets) Actual amount	59,396	57,791	47,396
Tier 1 capital (to risk-weighted assets) Actual ratio	9.79%	10.07%	11.26%
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes amount	36,397	22,966	16,842
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes ratio	6.00%	4.00%	4.00%
Tier 1 capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions amount	48,529	34,449	25,263
Tier 1 capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions ratio	8.00%	6.00%	6.00%
Tier 1 capital (to average assets) Actual amount	59,396	57,791	47,396
Tier 1 capital (to average assets) Actual ratio	8.61%	8.54%	9.77%
Tier 1 capital (to average assets) For capital adequacy purposes amount	27,609	27,073	19,406
Tier 1 capital (to average assets) For capital adequacy purposes ratio	4.00%	4.00%	4.00%
Tier 1 capital (to average assets) To be well capitalized under the FDICIA prompt corrective action provisions amount	34,511	33,842	24,257
Tier 1 capital (to average assets) To be well capitalized under the FDICIA prompt corrective action provisions ratio	5.00%	5.00%	5.00%
Howard Bank [Member] | Equity [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital (to risk-weighted assets) Actual amount	59,396
Tier 1 capital (to risk-weighted assets) Actual ratio	9.79%
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes amount	27,298
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes ratio	4.50%
Tier 1 capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions amount	39,430
Tier 1 capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions ratio	6.50%
Howard Bancorp [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets) Actual amount	63,629	61,811	50,700
Total capital (to risk-weighted assets) Actual ratio	10.49%	10.73%	12.05%
Total capital (to risk-weighted assets) For capital adequacy purposes amount	48,508	46,067	33,668
Total capital (to risk-weighted assets) For capital adequacy purposes ratio	8.00%	8.00%	8.00%
Total capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions amount	0		0
Tier 1 capital (to risk-weighted assets) Actual amount	59,790	58,208	48,195
Tier 1 capital (to risk-weighted assets) Actual ratio	9.86%	10.11%	11.45%
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes amount	36,381	23,033	16,834
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes ratio	6.00%	4.00%	4.00%
Tier 1 capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions amount	0		0
Tier 1 capital (to average assets) Actual amount	59,790	58,208	48,195
Tier 1 capital (to average assets) Actual ratio	8.66%	8.60%	9.93%
Tier 1 capital (to average assets) For capital adequacy purposes amount	27,610	27,072	19,414
Tier 1 capital (to average assets) For capital adequacy purposes ratio	4.00%	4.00%	4.00%
Tier 1 capital (to average assets) To be well capitalized under the FDICIA prompt corrective action provisions amount	0		0
Howard Bancorp [Member] | Equity [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital (to risk-weighted assets) Actual amount	59,790
Tier 1 capital (to risk-weighted assets) Actual ratio	9.86%
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes amount	27,286
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes ratio	4.50%
Tier 1 capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions amount	$ 0